Note 28 - Retained earnings, revaluation reserves and other reserves - Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained earnings, revaluation reserves and other reserves.
Statutory Reserve		€ 644	€ 624	€ 605
Restricted reserves		159	201	213
Revaluation reverse		12	20	22
Voluntary Reserves		8,643	8,521	6,971
Total Reserves Holding Company	[1]	9,458	9,366	7,811
Consolidation Reserves Attributed To The Bank And Dependents Consolidated Companies		15,985	14,275	14,701
Total Retained Earnings Revaluation Reserves And Other Reserves		€ 25,443	€ 23,641	€ 22,512

[1]	Total reserves of BBVA, S.A .